Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Average rate of interest	3.90%
Principal amount outstanding	$ 9,374	$ 4,198
Due in 2016	551
Due after 2016	8,823
Due after 2020	$ 2,860
Average remaining term (in years)	4 years 6 months
Notes Payable to Banks [Member] | USD Notes [Member]
Debt Instrument [Line Items]
Average rate of interest	4.30%
Principal amount outstanding	$ 8,193	3,041
Due in 2016	535
Due after 2016	7,658
Due after 2020	$ 2,860
Average remaining term (in years)	4 years 7 months 6 days
Notes Payable to Banks [Member] | USD Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.80%
Notes Payable to Banks [Member] | USD Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	6.00%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Average rate of interest	1.00%
Principal amount outstanding	$ 1,150	1,150
Due after 2016	$ 1,150
Average remaining term (in years)	3 years 10 months 24 days
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	1.00%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	1.00%
Bank Borrowings [Member]
Debt Instrument [Line Items]
Principal amount outstanding		3
Capital Lease [Member]
Debt Instrument [Line Items]
Average rate of interest	2.80%
Principal amount outstanding	$ 31	$ 4
Due in 2016	16
Due after 2016	$ 15
Average remaining term (in years)	1 year
Capital Lease [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.50%
Capital Lease [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	13.80%